Loans from Banking Corporations and other Credit Providers (Tables)	12 Months Ended
Dec. 31, 2022
Loans Payable [Abstract]
Schedule of loans from banking corporations and other credit providers
	As at December 31,
	2022	2021
	Israel Shekels
Loan from Mizrahi Bank A/c 73959	53,797	90,035
Less - current maturities	(37,579)	(36,547)
	16,218	53,488